Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

COMMON STOCKS - 99.79%
Communication Services - 2.94%
Alaska Communications Systems Group, Inc.*	381,200	$ 663,288
Cinedigm Corp., Class A*+	32,000	11,677
IDT Corp., Class B*	44,100	239,022
Townsquare Media, Inc., Class A	7,900	36,419
Travelzoo*	80,500	316,365

		1,266,771

Consumer Discretionary - 13.95%
AMCON Distributing Co.	2,100	132,300
Barnes & Noble Education, Inc.*	89,300	121,448
Bassett Furniture Industries, Inc.	3,100	16,895
Big 5 Sporting Goods Corp.+	236,800	253,376
Build-A-Bear Workshop, Inc.*	108,000	154,440
Charles & Colvard, Ltd.*	298,600	202,003
China Automotive Systems, Inc.*	34,500	60,030
Citi Trends, Inc.	6,800	60,520
Comstock Holding Cos., Inc.*+	54,400	79,968
Container Store Group, Inc. (The)*+	140,200	330,872
Crown Crafts, Inc.	34,400	164,432
Delta Apparel, Inc.*	12,800	133,248
Educational Development Corp.+	62,000	288,300
Envela Corp.*	85,200	214,704
GNC Holdings, Inc., Class A*+	21,100	9,877
Lakeland Industries, Inc.*+	67,800	1,050,900
Lincoln Educational Services Corp.*	49,564	109,041
Live Ventures, Inc.*	7,302	37,386
ONE Group Hospitality, Inc. (The)*	36,600	47,214
Rave Restaurant Group, Inc.*	15,300	11,475
Rocky Brands, Inc.	47,800	924,930
Tile Shop Holdings, Inc.	25,800	22,446
TravelCenters of America, Inc.*	93,120	910,248
Tuesday Morning Corp.*	683,600	393,617
Universal Technical Institute, Inc.*	25,300	150,535
Vince Holding Corp.*	24,300	94,284
Zovio, Inc.*	18,500	30,525

		6,005,014

Industry Company	Shares	Value

Consumer Staples - 6.89%
Lifevantage Corp.*	83,500	$ 860,050
Mannatech, Inc.	13,809	148,447
Natural Alternatives International, Inc.*	21,500	135,450
Natural Grocers by Vitamin Cottage, Inc.	99,200	844,192
Reliv International, Inc.*+	26,939	87,552
Village Super Market, Inc., Class A+	36,200	889,796

		2,965,487

Energy - 2.71%
Adams Resources & Energy, Inc.	1,200	28,200
Aspen Aerogels, Inc.*	5,400	33,156
Centrus Energy Corp., Class A*+	8,900	45,123
Earthstone Energy, Inc., Class A*	17,000	29,920
ION Geophysical Corp.*	75,300	95,631
Lonestar Resources US, Inc., Class A*	105,700	43,760
Mitcham Industries, Inc.*	93,000	116,250
Navios Maritime Acquisition Corp.	38,200	184,124
NCS Multistage Holdings, Inc.*+	12,900	8,256
PrimeEnergy Resources Corp.*	400	29,600
Seadrill, Ltd.*	194,800	83,764
SilverBow Resources, Inc.*+	24,300	60,021
Smart Sand, Inc.*+	87,500	91,000
Superior Drilling Products, Inc.*	122,800	42,661
Superior Energy Services, Inc.*+	26,000	38,220
TransAtlantic Petroleum, Ltd.*	482,400	99,809
VAALCO Energy, Inc.*	150,700	135,931

		1,165,426

Financials - 14.84%
1347 Property Insurance Holdings, Inc.*	7,800	38,064
A-Mark Precious Metals, Inc.*	65,900	809,252
AmeriServ Financial, Inc.	11,600	30,392
Ashford, Inc.*+	12,700	73,025
Atlanticus Holdings Corp.*	36,800	365,056
BCB Bancorp, Inc.	3,100	33,015
C&F Financial Corp.	11,352	452,945
Capitala Finance Corp.+	157,700	493,601

bridgeway.com	1

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
CB Financial Services, Inc.	1,900	$ 36,689
Central Federal Corp.*	4,800	50,496
Community West Bancshares+	5,000	30,450
Consumer Portfolio Services, Inc.*	435,100	591,736
Elevate Credit, Inc.*	102,800	106,912
First Business Financial Services, Inc.	6,100	94,550
First United Corp.	3,600	51,444
FlexShopper, Inc.*+	134,800	171,196
Franklin Financial Services Corp.	1,300	35,685
GAMCO Investors, Inc., Class A	8,900	97,811
Impac Mortgage Holdings, Inc.*	102,181	248,300
Investcorp Credit Management BDC, Inc.	114,100	279,545
Manning & Napier, Inc.	134,900	168,625
MVB Financial Corp.	7,700	98,175
National Holdings Corp.*	80,400	125,424
Northeast Bank	35,800	417,428
Ocwen Financial Corp.*	567,800	283,900
Portman Ridge Finance Corp.+	192,400	180,067
Provident Financial Holdings, Inc.	2,800	42,644
Pzena Investment Management, Inc., Class A	60,600	270,276
SB Financial Group, Inc.	17,422	193,733
Security National Financial Corp., Class A*	90,651	387,080
Silvercrest Asset Management Group, Inc., Class A	13,600	128,656

		6,386,172

Health Care - 26.45%
Affimed NV*	42,900	67,782
Allied Healthcare Products, Inc.*+	60,481	1,059,022
American Renal Associates Holdings, Inc.*	11,600	76,676
American Shared Hospital Services*+	101,400	157,170
Bioanalytical Systems, Inc.*+	67,510	220,083
Celldex Therapeutics, Inc.*	50,200	83,332
Cumberland Pharmaceuticals, Inc.*	16,400	59,532
CynergisTek, Inc.*	109,000	153,690

Industry Company	Shares	Value

Health Care (continued)
Daxor Corp.*+	4,400	$ 59,356
Digirad Corp.*+	44,090	175,037
Electromed, Inc.*	139,838	1,571,779
Enzo Biochem, Inc.*	181,300	458,689
Harvard Bioscience, Inc.*	427,700	945,217
Infinity Pharmaceuticals, Inc.*	61,000	51,100
InfuSystem Holdings, Inc.*	201,998	1,714,963
IntriCon Corp.*+	82,500	971,025
IRIDEX Corp.*	20,900	33,649
Jounce Therapeutics, Inc.*+	190,500	904,875
Kewaunee Scientific Corp.	16,100	123,004
Misonix, Inc.*	2,800	26,376
MTBC, Inc.*+	49,700	273,350
Myomo, Inc.*	58,200	207,774
NantHealth, Inc.*	37,300	59,307
Neuronetics, Inc.*	14,100	26,649
PhaseBio Pharmaceuticals, Inc.*	30,900	102,279
Pro-Dex, Inc.*+	10,600	171,508
Protalix BioTherapeutics, Inc.*+	18,300	43,005
Retractable Technologies, Inc.*+	155,400	242,424
RTI Surgical Holdings, Inc.*	127,090	217,324
SeaSpine Holdings Corp.*	86,400	705,888
Sharps Compliance Corp.*+	52,500	416,850
SunLink Health Systems, Inc.*	4,700	3,197

		11,381,912

Industrials - 12.58%
Acme United Corp.	21,200	429,724
Air Industries Group*	91,800	97,308
ARC Document Solutions, Inc.	250,800	203,148
Avalon Holdings Corp., Class A*	14,700	18,963
BG Staffing, Inc.	49,400	369,512
Chicago Rivet & Machine Co.	1,900	40,280
Continental Materials Corp.*+	4,150	37,350
DLH Holdings Corp.*	7,500	31,575
Eastern Co. (The)	1,200	23,400
Fuel Tech, Inc.*	203,500	81,502
Hill International, Inc.*	11,900	17,255
Houston Wire & Cable Co.*	16,500	36,135
Hudson Global, Inc.*	2,019	17,262
LB Foster Co., Class A*	2,900	35,844
Limbach Holdings, Inc.*	10,900	31,065

2	Quarterly Report | March 31, 2020 (Unaudited)

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
LS Starrett Co. (The), Class A*	32,300	$ 104,652
LSI Industries, Inc.	184,000	695,520
Mastech Digital, Inc.*+	36,300	466,092
Navios Maritime Holdings, Inc.*	21,300	49,203
Orion Energy Systems, Inc.*	298,300	1,103,710
Orion Group Holdings, Inc.*	47,100	122,460
Perma-Pipe International Holdings, Inc.*	4,500	27,990
Quest Resource Holding Corp.*+	22,000	25,740
Tel-Instrument Electronics Corp.*	11,400	38,304
Transcat, Inc.*	36,600	969,900
Virco Manufacturing Corp.*	17,600	36,960
Volt Information Sciences, Inc.*	87,600	70,956
Willis Lease Finance Corp.*	8,700	231,420

		5,413,230

Information Technology - 13.39%
Adesto Technologies Corp.*	88,100	985,839
Asure Software, Inc.*+	13,300	79,268
Aviat Networks, Inc.*	58,313	495,660
Blonder Tongue Laboratories, Inc.*	290,100	183,082
Communications Systems, Inc.	110,800	494,168
CounterPath Corp.*+	124,900	253,547
Finjan Holdings, Inc.*	312,700	312,700
GlobalSCAPE, Inc.	72,900	519,048
Identiv, Inc.*	18,500	62,530
Information Services Group, Inc.*	21,900	56,283
inTEST Corp.*	213,400	567,644
Intevac, Inc.*	33,800	138,242
NetSol Technologies, Inc.*	47,600	119,000
One Stop Systems, Inc.*	20,800	29,952
PC-Tel, Inc.	37,100	246,715
Perceptron, Inc.*	10,700	30,816
RF Industries, Ltd.	98,896	392,617
Schmitt Industries, Inc.*	70,802	194,705
ServiceSource International, Inc.*	222,300	194,935
Synacor, Inc.*	26,000	26,520
Taitron Components, Inc., Class A+	68,500	152,070
TransAct Technologies, Inc.	62,800	195,308
Wayside Technology Group, Inc.	2,400	30,696

		5,761,345

Industry Company		Shares	Value

Materials - 4.78%
AgroFresh Solutions, Inc.*+		54,200	$ 88,888
Caledonia Mining Corp. PLC		10,700	99,296
Flexible Solutions International, Inc.		66,300	77,571
Friedman Industries, Inc.		71,800	316,638
Gulf Resources, Inc.*		107,360	358,582
Olympic Steel, Inc.		100,400	1,039,140
Ramaco Resources, Inc.*		12,600	30,114
Trecora Resources*		8,100	48,195

			2,058,424

Real Estate - 1.26%
CIM Commercial Trust Corp.		16,300	180,767
Griffin Industrial Realty, Inc.		9,900	323,730
Maui Land & Pineapple Co., Inc.*		3,600	39,348

			543,845

TOTAL COMMON STOCKS - 99.79%			42,947,626

(Cost $68,935,980)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.10%
Fidelity Investments Money Market Government Portfolio Class I	0.30%	41,580	41,580

TOTAL MONEY MARKET FUND - 0.10%			41,580

(Cost $41,580)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.37%
Fidelity Investments Money Market Government Portfolio Class I**	0.30%	1,451,624	1,451,624

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.37%			1,451,624

(Cost $1,451,624)

TOTAL INVESTMENTS - 103.26%			$44,440,830
(Cost $70,429,184)
Liabilities in Excess of Other Assets - (3.26%)			(1,401,169)

NET ASSETS - 100.00%			$43,039,661

*	Non-income producing security.
**	This security represents the investment of the cash collateral received in connection with securities out on loan as of March 31, 2020.
^	Rate disclosed as of March 31, 2020.
+	This security or a portion of the security is out on loan as of March 31, 2020. Total loaned securities had a value of $2,092,481 as of March 31, 2020.

PLC - Public Limited Company

bridgeway.com	3

Ultra-Small Company Fund
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Showing percentage of net assets as of March 31, 2020

Summary of inputs used to value the Fund’s investments as of 03/31/2020

	Valuation Inputs
	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$42,947,626	$—	$—	$42,947,626
Money Market Fund	—	41,580	—	41,580
Investments Purchased with Cash Proceeds from Securities Lending	—	1,451,624	—	1,451,624

TOTAL	$42,947,626	$1,493,204	$—	$44,440,830

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

4	Quarterly Report | March 31, 2020 (Unaudited)